Cost of Other Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Cost of Other Revenues
Cost of other revenues consists of the following:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Interest expenses of borrowings	686,889,761	547,368,755	288,241,857	41,403,352
Other lending related costs	170,060,910	184,417,017	247,530,755	35,555,568

	856,950,671	731,785,772	535,772,612	76,958,920